Note 17 - Financial Instruments (Details Textual)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,498,474	2,134,501
Increase (Decrease) in Volatility Rate Applied	5.00%
Fair Value Assumptions Resulting Increase (Decrease) in Fair Value	2.60%
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	1.1